Intangible Assets/Liabilities Other Than Goodwill - Amortization Schedule (Table) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	$ 5,581
Year Two	5,581
Year Three	5,581
Year Four	5,588
Year Five	5,581
Thereafter	70,651
Total	98,563
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	2,811
Year Two	2,811
Year Three	2,811
Year Four	2,818
Year Five	2,811
Thereafter	32,763
Total	46,825
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	995
Year Two	995
Year Three	995
Year Four	995
Year Five	995
Thereafter	34,342
Total	39,317
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	3,546
Total	$ 12,421